TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	236 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Directors [Member]	Dec. 31, 2011 Directors [Member]	Dec. 31, 2010 Directors [Member]
Related Party Transaction [Line Items]
Directors' fees		$ 204	$ 205	$ 227
Stock options granted	9,958,551	125,000